December 10, 2021

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE: BNY Mellon ETF Trust ("Registrant")
- BNY Mellon Sustainable Global Emerging Markets ETF
- BNY Mellon Sustainable International ETF
- BNY Mellon Sustainable US Equity ETF (the "Funds")
 1933 Act File No.: 333-234030
 1940 Act File No.: 811-23477
 CIK No.: 0001493580

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information for the above-referenced Funds that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 25 to the Registration Statement, electronically filed with the Securities and Exchange Commission on December 6, 2021.

Please address any comments or questions to my attention at 412-234-1112.

Sincerely,

/s/ Tara L. Raposa
Tara L. Raposa
Lead Analyst/Paralegal